Retirement Plans (Details 18) (Other postretirement benefit plan cost [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Other postretirement benefit plan cost [Member]
Defined Benefit Plans And Other Postretirement Benefit Plans [Abstract]
2012	$ 22
2013	23
2014	23
2015	23
2016	24
2017-2021	$ 118